Provision for post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Pension Costs [abstract]
Pension Costs	The Group’s pension costs are analysed as follows:

	2022	2021	2020
	£m	£m	£m
Defined contribution plans	191.3	162.8	157.8
Defined benefit plans charge to operating profit	13.5	14.9	13.9
Pension costs (note 5)	204.8	177.7	171.7
Net interest expense on pension plans (note 6)	2.2	1.8	2.9
	207.0	179.5	174.6

Weighted Average Assumptions Used For Actuarial Valuations	The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2022	2021	2020	2019
	% pa	% pa	% pa	% pa
UK
Discount rate[1]	5.1	1.8	1.3	2.0
Rate of increase in pensions in payment	4.4	4.5	4.4	4.4
Inflation	3.0	3.2	2.8	2.6
North America
Discount rate[1]	5.2	2.6	2.0	3.0
Rate of increase in salaries[2]	n/a	n/a	3.0	3.0
Western Continental Europe
Discount rate[1]	4.1	1.2	0.9	1.2
Rate of increase in salaries	2.5	2.3	2.2	2.2
Rate of increase in pensions in payment	2.0	1.8	1.8	1.8
Inflation	2.0	1.7	1.7	1.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	6.4	5.3	4.2	4.6
Rate of increase in salaries	5.7	5.6	5.2	6.1
Inflation	3.4	3.7	3.7	3.7
Notes
[1]Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.
[2]The salary assumptions are no longer applicable to the US as all plans were frozen. Active participants will not accrue additional benefits for future services under these plans.

Life Expectancies For Defined Benefit Pension Plans
At 31 December 2022, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
Current pensioners (at age 65) – male	22.3	21.9	23.6	21.0	12.7
Current pensioners (at age 65) – female	24.0	23.3	25.1	24.0	15.5
Future pensioners (current age 45) – male	24.0	23.3	25.6	23.2	12.7
Future pensioners (current age 45) – female	25.7	24.7	27.1	25.9	15.5
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next ten years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	8.5	7.5	10.0	9.7	5.9
Expected benefit payments over the next ten years (£m)
Benefits expected to be paid within 12 months	46.6	21.7	12.7	5.8	6.4
Benefits expected to be paid in 2024	43.5	21.1	12.7	6.1	3.6
Benefits expected to be paid in 2025	44.5	20.6	13.4	6.0	4.5
Benefits expected to be paid in 2026	46.4	21.2	13.4	6.4	5.4
Benefits expected to be paid in 2027	44.2	21.1	12.0	6.2	4.9
Benefits expected to be paid in the next five years	213.2	93.5	56.5	33.9	29.3
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Sensitivity Analysis of Significant Actuarial Assumptions

	(Decrease)/increase in benefit obligation
	2022	2021
Sensitivity analysis of significant actuarial assumptions	£m	£m
Discount rate
Increase by 25 basis points:
UK	(3.6)	(7.6)
North America	(4.4)	(6.4)
Western Continental Europe	(2.0)	(3.4)
Other[1]	(0.5)	(0.6)
Decrease by 25 basis points:
UK	3.8	8.0
North America	4.6	6.6
Western Continental Europe	2.1	3.6
Other[1]	0.6	0.6
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	0.5	0.8
Other[1]	0.5	0.5
Decrease by 25 basis points:
Western Continental Europe	(0.5)	(0.8)
Other[1]	(0.5)	(0.5)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	0.7	0.9
Western Continental Europe	1.1	1.7
Decrease by 25 basis points:
UK	(0.6)	(0.9)
Western Continental Europe	(1.0)	(1.7)
Life expectancy
Increase in longevity by one additional year:
UK	6.8	13.3
North America	4.2	5.3
Western Continental Europe	2.6	4.2
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans
At 31 December, the fair value of the assets in the pension plans and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2022		2021		2020
	£m	%	£m	%	£m	%
Equities	26.7	6.2	31.8	5.8	41.6	6.7
Bonds	208.8	48.5	259.7	47.0	284.2	46.1
Insured annuities	149.2	34.7	222.5	40.3	252.8	41.0
Property	1.4	0.3	1.0	0.2	0.7	0.1
Cash	18.1	4.2	15.3	2.8	14.7	2.4
Other	26.3	6.1	21.8	3.9	22.6	3.7
Total fair value of assets	430.5	100.0	552.1	100.0	616.6	100.0
Present value of liabilities	(552.6)		(688.5)		(772.7)
Deficit in the plans	(122.1)		(136.4)		(156.1)
Irrecoverable surplus	—		(0.2)		(0.6)
Net liability[1]	(122.1)		(136.6)		(156.7)
Plans in surplus[2]	15.4		30.1		27.2
Plans in deficit	(137.5)		(166.7)		(183.9)
Notes
[1] The related deferred tax asset is discussed in note 17.
2 The net asset related to plans in surplus of £15.4 million for 31 December 2022 is recorded in the consolidated balance sheet within other debtors. The corresponding figures for 31 December 2021 and 31 December 2020 are recorded in provision for post-employment benefits.
Surplus/(Deficit) in Plans by Region
All plan assets have quoted prices in active markets with the exception of insured annuities and other assets. The value of insured annuities is equal to the value of the pension benefits covered by the annuities.

	2022	2021	2020
Surplus/(deficit) in plans by region	£m	£m	£m
UK	2.3	0.4	0.7
North America	(37.1)	(28.1)	(37.9)
Western Continental Europe	(52.6)	(74.0)	(85.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(34.7)	(34.7)	(33.0)
Deficit in the plans	(122.1)	(136.4)	(156.1)

Funded and Unfunded Pension Plans By Region
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2022 Surplus/ (deficit) £m	2022 Present value of liabilities £m	2021 Surplus/ (deficit) £m	2021 Present value of liabilities £m	2020 Surplus/ (deficit) £m	2020 Present value of liabilities £m
Funded plans by region
UK	2.3	(155.5)	0.4	(231.9)	0.7	(262.7)
North America	4.1	(208.5)	20.1	(237.9)	17.4	(271.8)
Western Continental Europe	(29.1)	(67.9)	(45.1)	(87.6)	(38.6)	(84.3)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(4.1)	(25.4)	(6.4)	(25.7)	(5.8)	(24.1)
Deficit/liabilities in the funded plans	(26.8)	(457.3)	(31.0)	(583.1)	(26.3)	(642.9)
Unfunded plans by region
North America	(41.2)	(41.2)	(48.2)	(48.2)	(55.3)	(55.3)
Western Continental Europe	(23.5)	(23.5)	(28.9)	(28.9)	(47.3)	(47.3)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(30.6)	(30.6)	(28.3)	(28.3)	(27.2)	(27.2)
Deficit/liabilities in the unfunded plans	(95.3)	(95.3)	(105.4)	(105.4)	(129.8)	(129.8)
Deficit/liabilities in the plans	(122.1)	(552.6)	(136.4)	(688.5)	(156.1)	(772.7)

Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI)
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

	2022	2021	2020
	£m	£m	£m
Service cost[1]	10.4	12.6	12.0
Administrative expenses	3.1	2.3	1.9
Charge to operating profit	13.5	14.9	13.9
Net interest expense on pension plans	2.2	1.8	2.9
Charge to profit before taxation for defined benefit plans	15.7	16.7	16.8
Note
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
The following table shows the breakdown of amounts recognised in other comprehensive income (OCI):

	2022	2021	2020
	£m	£m	£m
Return on plan assets (excluding interest income)	(127.6)	(29.3)	57.2
Changes in demographic assumptions underlying the present value of the plan liabilities	0.6	(3.6)	3.8
Changes in financial assumptions underlying the present value of the plan liabilities	143.5	31.1	(54.0)
Experience (loss)/gain arising on the plan liabilities	(0.1)	15.7	(4.4)
Change in irrecoverable surplus	0.2	0.4	(0.6)
Actuarial gain recognised in OCI	16.6	14.3	2.0

Movement in Pension Plan Assets and Liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2022	2021	2020
	£m	£m	£m
Plan liabilities at beginning of year	688.5	772.7	767.5
Service cost[1]	10.4	12.6	12.0
Interest cost	15.5	12.0	17.0
Actuarial (gain)/loss:
Effect of changes in demographic assumptions	(0.6)	3.6	(3.8)
Effect of changes in financial assumptions	(143.5)	(31.1)	54.0
Effect of experience adjustments	0.1	(15.7)	4.4
Benefits paid	(52.0)	(59.5)	(59.6)
Loss/(gain) due to exchange rate movements	40.4	(6.1)	(4.2)
Settlement payments	(8.7)	(0.3)	(17.0)
Other[2]	2.5	0.3	2.4
Plan liabilities at end of year	552.6	688.5	772.7
Notes
[1] Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2022	2021	2020
	£m	£m	£m
Fair value of plan assets at beginning of year	552.1	616.6	608.5
Interest income on plan assets	13.3	10.2	14.1
Return on plan assets (excluding interest income)	(127.6)	(29.3)	57.2
Employer contributions	24.0	16.7	20.3
Benefits paid	(52.0)	(59.5)	(59.6)
Gain/(loss) due to exchange rate movements	31.5	(0.6)	(6.8)
Settlement payments	(8.7)	(0.3)	(17.0)
Administrative expenses	(3.1)	(1.8)	(1.9)
Other[1]	1.0	0.1	1.8
Fair value of plan assets at end of year	430.5	552.1	616.6
Actual return on plan assets	(114.3)	(19.1)	71.3
Note
[1]Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.